Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of List of the Subsidiary Companies of the Group
A list of the subsidiary companies of the Group are:

The Group	Country of registration	Participation in share capital		Principal activity and status
		2020	2019
		%	%
Arrival Ltd	UK	100%	100%	R&D
Arrival Nominees Ltd	UK	—	—	Dissolved – February 5, 2019
Arrival Software Ltd	UK	—	80%	Dissolved – January 14, 2020
Sim-ply Designed Ltd	UK	—	—	Dissolved – May 7, 2019
Arrival One Ltd	UK	—	—	Dissolved – March 26, 2019
Arrival Robotics Ltd (previously named TRA Robotics Ltd)	UK	100%	100%	R&D
Arrival R Ltd (previously named Roborace Ltd)	UK	100%	100%	R&D
Arrival M Ltd (previously named Cybernation Ltd)	UK	—	100%	Dissolved – September 22, 2020
Arrival Jet Ltd	UK	100%	100%	R&D
Arrival Elements Ltd	UK	—	100%	Dissolved – March 3, 2020
Roborace Ltd	UK	100%	—	R&D
Arrival Management Systems Ltd	UK	—	100%	Dissolved – January 14, 2020

The Group	Country of registration	Participation in share capital		Principal activity and status
		2020	2019
		%	%
Arrival Automotive UK Ltd	UK	100%	100%	Manufacturing
Arrival Solutions UK Ltd	UK	100%	—	Services
Arrival Mobility Ltd	UK	100%	100%	Services
Arrival Vault UK Ltd	UK	100%	—	Services
Arrival Elements B.V.	NL	100%	100%	Distributor
Arrival USA Inc (previously named Roborace Inc)	US	100%	100%	R&D
Arrival Automotive USA Inc	US	100%	100%	Manufacturing
ARSNL Merger Sub Inc	US	100%	—	Holding
Roborace Inc	US	100%	—	R&D
Arrival Solutions USA Inc	US	100%	—	Services
Arrival Automotive PTE Ltd	SGP	100%	100%	Acquisition and holding of participating interests
Arrival RUS LLC (previously named Arrival Software LLC)	Russia	100%	100%	R&D
Arrival Robotics LLC (previously named TRA Robotics LLC)	Russia	100%	100%	R&D
Arrival Germany GmbH	GER	100%	100%	R&D
Arrival Automotive Germany GmbH	GER	100%	100%	Manufacturing
Arrival Solutions Germany GmbH (previously named Cybernation Germany GmbH)	GER	100%	—	Services
Arrival Israel Ltd	IL	100%	100%	R&D
Arrival LT UAB	LT	100%	—	R&D
Arrival (previously named Arrival Group S.A.)	Lux	100%	—	Holding

Summary of Conversion of Functional Currency Details
The rates applied to convert the foreign currencies into EUR are presented in the following table:

		Consolidated Balance Sheet Closing rates		Consolidated Statement of profit or (loss) and other comprehensive (loss)/income Average rates
		2020	2019	2020	2019	2018
British Pounds	GBP	1.11234705	1.17536436	1.12440301	1.14171543	1.12873080
Russian Rubles	RUB	0.01093289	0.01429464	0.01187300	0.01384692	0.01348233
US Dollar	USD	0.81492950	0.89015489	0.87183958	0.89329581	0.84794867
Singapore Dollar	SGD	0.61659884	0.66176957	0.63344594	0.6556159	0.64139567
Israeli Shekel	ILS	0.25350470	0.25743339	0.25488151	0.25138208	—

Summary of the Depreciation Rates for Property, Plant and Equipment
The depreciation rates for property, plant and equipment are as follows:

	Depreciation method	Depreciation Rate
Plant and machinery	Straight line	20%
Furniture & Fittings	Straight line	20%
Computer equipment	Straight line	33%
Motor vehicles	Straight line	20%

Summary of Intangible Assets are Amortised
Intangible assets are amortised as follows:

	Amortisation method	Amortisation Rate
Trademarks and Patents	Straight line	10 years
Software	Straight line	33.33% or over the period which any licenses cover

Disclosure of Assumptions Would Need to Change Individually for the Estimated Recoverable Amount	The following table shows the amount by which these 2 assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount:

Change required for carrying amount to equal recoverable amount
Weighted average cost of capital	78%
Product growth rate	0.319%

Disclosure of Increase (Decrease) in Share Based Payment Due to Unobservable Input
Reasonably possible changes at the reporting date to one of the relevant assumptions, holding other assumptions constant, would have affected the share based payments by the amounts shown below:

	December 31, 2020
	Increase	Decrease
Resign before one year (1% movement)	0	0
Resign before the milestone dates (1% movement)	(62)	62
Milestones be achieved (6 months earlier or 6 months later)	(872)	1,508

Disclosure of Increase (Decrease) in Fair Value of Loan Due to Unobservable Input
Reasonably possible changes at the reporting date to one of the relevant assumptions, holding other assumptions constant, would have affected the fair value of the loans by the amounts shown below:

	December 31, 2020
	Increase	Decrease
Repayment of loans (6 months movement)	134	(16)
Discount rate (2.5% movement)	43	(44)
Annual increase in savings (0.2% decrease, 1% increase)	(268)	54
Initial savings (2.5% movement)	(636)	646
Volatility (10% movement)	1,239	(1,263)